Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash flows from operating activities
Net income (loss)	$ (8,654)	$ 9,106
Less: net gain from discontinued operations		27,466
Net loss from continuing operations	(8,654)	(18,360)
Adjustments to reconcile net loss to net cash used in operating activities from continuing operations
Share-based compensation	572	(3,091)
Change in fair value and extinguishment of put right liabilities		(11,876)
Equity in loss of affiliates		1,038
Depreciation of property, equipment and software	36	219
Amortization of right-of use assets	388	350
Impairment of fixed assets		1,246
Loss on disposal of property and equipment	16	1
Changes in operating assets and liabilities
Prepayments and other receivables	1,466	(22,673)
Accruals and other payables	(1,262)	3,340
Other non-current liabilities		(106)
Operating lease liability, net	(402)	(230)
Net cash used in operating activities from continuing operations	(7,840)	(50,142)
Cash flows from investing activities
Proceeds from disposal of short-term and other investments	154,885	20,221
Purchase of short-term and other investments	(49,960)	(55,525)
Purchase of available-for-sale debt securities		(19,000)
Purchase of property, equipment and software	(7)	(9)
Proceeds from disposal of property and equipment	47	62
Net cash generated from (used in) investing activities from continuing operations	104,965	(54,251)
Cash flows from financing activities
Payment for stock repurchases		(335)
Net cash used in financing activities from continuing operations		(335)
Discontinued operations:
Net cash used in operating activities	0	(27,498)
Net cash used in from investing activities	0	(22,289)
Net cash used in financing activities	0	(4,171)
Net cash used in discontinued operations		(53,958)
Effect of exchange rate changes on cash and cash equivalents	16	(20)
Net increase (decrease) in cash and cash equivalents	97,141	(158,706)
Cash and cash equivalents, beginning of period	68,263	310,667	$ 310,667
Cash and cash equivalents, end of period	165,404	151,961	$ 68,263
Additional ASC 842 supplemental disclosures
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	505	$ 339
Non-cash activities
Unrealized gain on available-for-sale debt securities	$ 3,644